Inventories - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Inventories
Inventories

11       Inventories

The balance of this account comprises the following amounts:

a.	Composition

	December 31, 2020	December 31, 2019
Finished products (i)	168,328	145,006
Work in process	52,322	34,502
Raw materials	20,485	31,033
Imports in progress	2,642	1,143
Right to returned goods (ii)	5,855	10,552
	249,632	222,236

(i)	That amounts are net of slow-moving items and net realizable value.

(ii)

Represents the Company’s right to recover products from customers where customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations. The right to returned goods provision has been reducing due to changes in the commercial approach alongside with main distributors that allows the Company to be more assertive on sales, even in times of COVID- 19, even though sales returns as of December 31, 2020 increased against 2019. See Note 24.

Changes in provision for losses with slow-moving inventories, net realizable value and provision for goods returned are broken down as follows:

b.	Changes in provision

	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Opening balance	69,080	72,410	75,508
Additions	8,783	9,331	66
(Reversals)	(4,726)	(2,500)	(3,164)
Inventory losses (i)	(10,927)	(10,161)	-
Closing balance	62,210	69,080	72,410

(i)	In each year, the Company adjusts inventory based on physical inventory counts conducted in the last quarter of each year.

Covid 19 Impacts

The Company assessed its inventories and corresponding accounting estimates and as result did not identify relevant impacts due to obsolescence or depreciation of inventories due to COVID-19 and its effects.

Somos - Anglo (Predecessor)
Inventories
Inventories
11.	Inventories

The balance of this account is comprised by the following amounts:

	As of December 31, 2017	As of January 01, 2017
Finished products	105,566	121,882
Work in process	25,332	25,321
Raw materials	36,685	47,874
Imports in progress	543	1,880
Right to returned goods (i)	15,387	15,708
	183,513	212,665

(i)	Represents the Business’ right to recover products from customers where customers exercise their right of return under the Business’ returns policies.

Changes in provision for losses with obsolete inventories is broken down as follows:

	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Opening balance	71,617	67,190
Additions in the period / year (net)	352	4,427
Closing balance	71,969	71,617